Right-of-Use Assets (Tables)	12 Months Ended
Jan. 31, 2020
Right-of-use Assets
Disclosure of Detailed Information About Right-of-Use Assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 15).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	25,616	542	26,158
Additions to right-of-use-assets	6,255	72	6,327
Depreciation charge for the year	(8,479)	(197)	(8,676)
Balance at 31 January 2020	23,392	417	23,809

Schedule of Right-of-Use Assets Amounts Recognised in Profit or Loss	Amounts recognised in profit or loss
2020
NZ $000’s

Interest expense on lease liabilities	1,674